Schedule of Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Short-Term Debt [Line Items]
Total debt	$ 4,598	$ 3,423	$ 6,591
Less: Amounts classified as current	(4,046)	(2,141)	(6,591)
Noncurrent portion	552	1,282
Nonrelated Party [Member]
Short-Term Debt [Line Items]
SAFEs	1,773	598	1,286
Nonrelated Party [Member] | SAFEs [Member]
Short-Term Debt [Line Items]
SAFEs			1,512
Related Party [Member]
Short-Term Debt [Line Items]
SAFEs	330	330	444
Related Party [Member] | Seven Percentage Promissory Notes [Member]
Short-Term Debt [Line Items]
SAFEs	$ 2,495	$ 2,495	$ 3,349